Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

8. Related Party Transactions

The Company incurred consulting fees of $240,000 with a former board member and another founder of the Company during the year ended December 31, 2013. The Company recorded a $240,000 related party liability as of December 31, 2013.

In February 2014, MabVax Therapeutics issued approximately 44,000 shares of common stock to related parties in settlement of $240,000 in related party liabilities for consulting services.

In connection with the Merger, MabVax Therapeutics Holdings (f.k.a. Telik, Inc.) signed separation agreements in May 2014 with nine employees and agreed to pay severances and health benefits upon closing of the Merger subject to certain provisions in the agreement. The total in severance and benefits costs to be paid out subsequent to the Merger is approximately $748,000. At December 31, 2014, the accrued severance and benefits costs are approximately $6,000.